Related party transactions	12 Months Ended
Mar. 31, 2021
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel includes the C-Level executives, and other Executive Vice-Presidents. Other related parties include close family members of the key management personnel and entities controlled by the key management personnel.
The executive compensation expense to the top five key management personnel is as follows:

	2021	2020
	$	$

Short-term employee benefits and other benefits	1,732	1,389
Stock-based payments	4,200	2,812

Total compensation paid to key management personnel	5,932	4,201